Acquisitions Dispositions and Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	$ 94,000,000		$ 19,000,000		$ 155,000,000
Goodwill	91,000,000		76,000,000
Transmission Facilities Sold to ETT	18,000,000		123,000,000		187,000,000
Number of ICE Shares Sold					138,000
Gain Recognized on Sale of ICE Shares					16,000,000
Asset Impairments and Other Related Charges	300,000,000		139,000,000		0
Bluestar Energy [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	70,000,000
Goodwill	15,000,000
Intangible Assets Associated with Sales Contracts and Customer Accounts	58,000,000
Liabilities Associated with Supply Contracts	25,000,000
Valley Electric Membership Corporation [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets					102,000,000
Enron Bankruptcy [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Settlement of BOA Litigation			425,000,000
Pretax Gain On BOA Settlement			51,000,000
Capital Loss Valuation Allowance On Settlement			56,000,000
Net Loss Recognized on BOA Settlement			22,000,000
Muskingum River Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges			42,000,000
Sporn Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges			48,000,000
Turk Plant [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	13,000,000		49,000,000
Beckjord Plant Unit 6, Conesville Plant Unit 3, Kammer Plant Units 1 to 3, Muskingum River Plant Units 1 to 4, Sporn Plant Units 2 and 4, Picway Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	287,000,000
Asset Impairment on Related Material and Supplies Inventory	13,000,000
Utility Operations [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Goodwill	37,000,000		37,000,000		37,000,000
Asset Impairments and Other Related Charges	300,000,000		139,000,000		0
All Other [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	0	[1]	0	[1]	0	[1]
Nonutility Operations - Generation and Marketing [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Goodwill	15,000,000		0		0
Asset Impairments and Other Related Charges	0		0		0
AEP Texas North Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Transmission Facilities Sold to ETT					73,000,000
AEP Texas Central Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Transmission Facilities Sold to ETT					66,000,000
Southwestern Electric Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	1,091,000		8,045,000		103,225,000
Asset Impairments and Other Related Charges	13,000,000		49,000,000		0
Southwestern Electric Power Co [Member] | Valley Electric Membership Corporation [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets					102,000,000
Southwestern Electric Power Co [Member] | Turk Plant [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	13,000,000		49,000,000
Ohio Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	2,915,000		2,229,000		5,801,000
Transmission Facilities Sold to ETT	7,320,000		47,463,000		14,382,000
Asset Impairments and Other Related Charges	287,031,000		89,824,000		0
Ohio Power Co [Member] | Muskingum River Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges			42,000,000
Ohio Power Co [Member] | Sporn Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges			48,000,000
Ohio Power Co [Member] | Beckjord Plant Unit 6, Conesville Plant Unit 3, Kammer Plant Units 1 to 3, Muskingum River Plant Units 1 to 4, Sporn Plant Units 2 and 4, Picway Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	287,000,000
Asset Impairment on Related Material and Supplies Inventory	13,000,000
Appalachian Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	1,183,000		302,512,000		2,485,000
Appalachian Power Co [Member] | Dresden Plant [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	$ 302,000,000

[1]	All Other includes: Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs. Tax and interest expense adjustments related to our UK operations, which were sold in 2004 and 2002. Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts were financial derivatives which settled and expired in the fourth quarter of 2011. Revenue sharing related to the Plaquemine Cogeneration Facility, which ended in the fourth quarter of 2011.